UAM FUNDS

                    STERLING PARTNERS' PORTFOLIOS
                     INSTITUTIONAL CLASS SHARES

                Sterling Partners' Balanced Portfolio
                 Sterling Partners' Equity Portfolio
            Sterling Partners' Small Cap Value Portfolio
        Sterling Partners' Short-Term Fixed Income Portfolio

          Supplement dated August 8, 1997 to the Prospectus
  dated January 3, 1997 as supplemented April 24, 1997 and June 30,
                                1997

The information under the heading "SHAREHOLDER SERVICES" on page 21 is supplemented as follows:

  AUTOMATIC INVESTMENT PLAN

       An Automatic Investment Plan permits shareholders of a Portfolio with a minimum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Provided the shareholder's bank or other financial institution allows automatic withdrawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investments made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the shareholder's bank or financial institution so permits, or by pre-authorized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be purchased monthly or quarterly.

       To establish an Automatic Investment Plan, a shareholder must complete the Optional Services Form available from the UAM Funds Service Center at 1-800-638-7983 and mail it to Chase Global Funds Services Company. A shareholder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798 and notification generally will be effective three business days following receipt. The Fund may modify or terminate this privilege at any time, or may charge a service fee, although no such fee currently is contemplated.

  SYSTEMATIC WITHDRAWAL PLAN

       Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed from the shareholder's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemptions made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or financial institution must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmitted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic withdrawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must designate the Portfolio from which the redemptions under a Systematic Withdrawal Plan should be made. An additional sheet may be attached to the Optional Services Form if a shareholder selects more than one Portfolio. A Systematic Withdrawal Plan may be terminated or suspended at any time by the Fund. A shareholder may elect at any time, in writing, to terminate participation in the Systematic Withdrawal Plan. Such written election must be sent to and received by the Fund before a termination becomes effective. There is currently  no  charge  to  the shareholder  for  a  Systematic
  Withdrawal Plan.
                              UAM FUNDS

                    STERLING PARTNERS' PORTFOLIOS
                 INSTITUTIONAL SERVICE CLASS SHARES

                Sterling Partners' Balanced Portfolio
                 Sterling Partners' Equity Portfolio
            Sterling Partners' Small Cap Value Portfolio
        Sterling Partners' Short-Term Fixed Income Portfolio

          Supplement dated August 8, 1997 to the Prospectus dated January 3, 1997 as supplemented April 24, 1997


The information under the heading "OTHER INVESTMENT POLICIES - PORTFOLIO TURNOVER" on page 8 is amended as follows:

       The Small Cap Value Portfolio will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to length of time held. It should be understood that the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. However, it is expected that the annual portfolio turnover rate for the Small Cap Value Portfolio will not normally exceed 100%.

       In  addition to Portfolio trading costs, higher rates  of
  portfolio  turnover may result in the realization  of  capital
  gains.  (See  "DIVIDENDS,  CAPITAL  GAINS  DISTRIBUTIONS   AND
  TAXES" for information on taxation.)

The information under the heading "SHAREHOLDER SERVICES" on page 21 is supplemented as follows:

  AUTOMATIC INVESTMENT PLAN

       An Automatic Investment Plan permits shareholders of a Portfolio with a minimum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Provided the shareholder's bank or other financial institution allows automatic withdrawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investments made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the shareholder's bank or financial institution so permits, or by pre-authorized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be purchased monthly or quarterly.

       To establish an Automatic Investment Plan, a shareholder must complete the Optional Services Form available from the UAM Funds Service Center at 1-800-638-7983 and mail it to Chase Global Funds Services Company. A shareholder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798 and notification generally will be effective three business days following receipt. The Fund may modify or terminate this privilege at any time, or may charge a service fee, although no such fee currently is contemplated.
  SYSTEMATIC WITHDRAWAL PLAN

       Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed from the shareholder's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemptions made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or financial institution must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmitted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic withdrawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must designate the Portfolio from which the redemptions under a Systematic Withdrawal Plan should be made. An additional sheet may be attached to the Optional Services Form if a shareholder selects more than one Portfolio. A Systematic Withdrawal Plan may be terminated or suspended at any time by the Fund. A shareholder may elect at any time, in writing, to terminate participation in the Systematic Withdrawal Plan. Such written election must be sent to and received by the Fund before a termination becomes effective. There is currently  no  charge  to  the shareholder  for  a  Systematic
  Withdrawal Plan.